CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical)	Mar. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Unitholder's capital: Units issued	331,405,514	329,661,161
Unitholders' capital: Units outstanding	331,405,514	329,661,161